Net Loss Per Share - Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock options
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	6,921,180	8,683,952
RSUs
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,291,492	1,390,839
Earnout Shares
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,602,435	0
Public Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	5,749,986	0
Private Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	3,177,542	0